FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jul. 04, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1	$ 1
Net Book Value	159	157
Fair Value	159	157
Disclosure of financial liabilities [line items]
Net Book Value	875	1,004
Fair Value	900	1,041
Accounts payable and accrued liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	201	259
Fair Value	201	259
Long-term debt | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	665	665
Fair Value	690	702
Other long-term debt | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	0	68
Fair Value	0	68
Other liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	9	12
Fair Value	9	12
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	20	20
Fair Value	20	20
Accounts receivable | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	137	136
Fair Value	137	136
Other assets(1) | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	2	1
Fair Value	$ 2	$ 1